Schedule of Significant Inputs Used in Fair Value Measurement of Warrant Liabilities (Details) - Gravitics Inc [Member] shares in Thousands, $ in Thousands	Mar. 30, 2026 USD ($)	Jan. 12, 2026 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
FairValueMeasurementsLineItems [Line Items]
Equity value	$ 173,534	$ 99,868		$ 30,600
Warrant [Member] | Minimum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.005
Warrant [Member] | Maximum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.060
Fair Value, Inputs, Level 3 [Member]
FairValueMeasurementsLineItems [Line Items]
Equity value			$ 111,800	30,601
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
FairValueMeasurementsLineItems [Line Items]
Equity value			$ 111,800	$ 30,601
Fully diluted capitalization (shares) | shares			20,013,152	18,820,109
Fair Value, Inputs, Level 3 [Member] | Warrant [Member] | Minimum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.005	0.005
Fair Value, Inputs, Level 3 [Member] | Warrant [Member] | Maximum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.060	0.060